SCHEDULE OF MOVEMENTS OF FINANCIAL ASSETS AT FAIR VALUE (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
At beginning of year	$ 14,877	¥ 105,629	$ 9,736	¥ 69,129	¥ 30,793
Total gains recognized in profit or loss	(2,924)	(21,248)	5,141	36,500	38,336
At end of year	11,611	84,381	$ 14,877	105,629	¥ 69,129
Exchange difference of beginning balance	$ (342)